UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2006
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MORGENS WATERFALL VINTIADIS & COMPANY, INC.
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Address:   600 FIFTH AVENUE
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           27th FLOOR
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           NEW YORK, NY 10020
           --------------------------------------------------

Form 13F File Number:  2804599
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Edwin H. Morgens
           --------------------------------------------------
Title:     Chairman
           --------------------------------------------------
Phone:     212-218-4100
           --------------------------------------------------

Signature, Place, and Date of Signing:

       Edwin H. Morgens             New York                 2/07/06
       -------------------------    --------------------     ----------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        28
                                               -------------

Form 13F Information Table Value Total:        $263,330
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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

                                                      Form 13F INFORMATION TABLE

              COLUMN 1              COLUMN 2   COLUMN 3  COLUMN 4      COLUMN 5     COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- ------------ --------- -------- ---------------- ---------- -------- -------------------------
                                                          VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
------------------------------- -------------- --------- -------- ------- --- ---- ---------- -------- -------- -------- -------
D BAUSCH & LOMB INC                COM         071707103    9891   190000 SH          SOLE              190000     0        0
D BIOENVISION INC                  COM         09059N100    3136   675800 SH          SOLE              675800     0        0
D BLOCKBUSTER INC CL A             COM         093679108    3703   700000 SH          SOLE              700000     0        0
D CARDIOME PHARMA CORP             COM         14159U202    4320   387400 SH          SOLE              387400     0        0
D CLEAR CHANNEL OUTDOO R HOLDING   COM         18451C109   10140   363300 SH          SOLE              363300     0        0
D CURAGEN CORPORATION  NEW HAVEN   COM         23126R101    3071   667500 SH          SOLE              667500     0        0
D DAKTRONICS INC  COM STK          COM         234264109   20426   554300 SH          SOLE              554300     0        0
D DELIAS INC  COM STK              COM         246911101    6707   639400 SH          SOLE              639400     0        0
D DEVON ENERGY CORP  COM STK       COM         25179M103    1623    24200 SH          SOLE               24200     0        0
D DUSA PHARMACEUTICALS  INC COM    COM         266898105    4139   962600 SH          SOLE              962600     0        0
D DYNEGY INC CL A COM STK          COM         26816Q101   14041  1939300 SH          SOLE             1939300     0        0
D EV3 INC COM                      COM         26928A200    3756   218000 SH          SOLE              218000     0        0
D HEALTHSOUTH CORP COM             COM         421924309    3323   146700 SH          SOLE              146700     0        0
D ISIS PHARMACEUTICALS  CALIF CO   COM         464330109    2695   242400 SH          SOLE              242400     0        0
D J CREW GROUP INC                 COM         46612H402    7841   203400 SH          SOLE              203400     0        0
D LAMAR ADVERTISING CO CL A COM    COM         512815101   19002   290600 SH          SOLE              290600     0        0
D MEDTRONIC INC  COM STK           COM         585055106   23181   433200 SH          SOLE              433200     0        0
D MIRANT CORP WRNT EXP 01/03/201   WARRANTS    60467R118    6624   501831 SH          SOLE              501831     0        0
D MIRANT CORPORATION WRNTS EXP 1   WARRANTS    60467R126   23494  1669800 SH          SOLE             1669800     0        0
D ORASURE TECHNOLOGIES  INC COM    COM         68554V108    4030   487900 SH          SOLE              487900     0        0
D RIVERBED TECH INC                COM         768573107    5950   193800 SH          SOLE              193800     0        0
D SPECTRA ENERGY CORP              COM         847560109    7215   260000 SH          SOLE              260000     0        0
D ST JUDE MED INC  COM STK         COM         790849103   19483   532900 SH          SOLE              532900     0        0
D STRYKER CORP COM                 COM         863667101    8007   145300 SH          SOLE              145300     0        0
D TASER INTERNATIONAL INC COM ST   COM         87651B104   10437  1371500 SH          SOLE             1371500     0        0
D TOLL BROTHERS INC  COM STK       COM         889478103   18851   584900 SH          SOLE              584900     0        0
D TYCO INTERNATIONAL L TD BERMUD   COM         902124106    6840   225000 SH          SOLE              225000     0        0
D ZIMMER HOLDINGS INC  COM STK     COM         98956P102   11404   145500 SH          SOLE              145500     0        0

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